UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2006
                                                --------------------------------

Check here if Amendment [_]; Amendment Number:
                                                 -------------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Emigrant Bancorp, Inc.
               --------------------------------------
Address:       5 East 42nd Street
               --------------------------------------
               New York, New York 10017
               --------------------------------------

Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John R. Hart
               --------------------------------------
Title:         Vice Chairman and Treasurer
               --------------------------------------
Phone:         212-850-4831
               --------------------------------------

Signature, Place, and Date of Signing:

  /s/ John R. Hart            New York, New York        August 9, 2006
  ----------------------      ------------------        --------------
  [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            3
                                        --------------
Form 13F Information Table Entry Total:      15
                                        --------------
Form 13F Information Table Value Total:    173,787
                                        --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number   Name

   1      28-11238               New York Private Bank & Trust Corporation
----      --------               -----------------------------------------
   2      28-11216               Emigrant Bank
----      --------               -----------------------------------------
   3      28-11294               Emigrant Agency, Inc.
----      --------               -----------------------------------------

FORM 13F INFORMATION TABLE
              6/30/2006

               COLUMN 1                  COLUMN 2      COLUMN 3               COLUMN 4               COLUMN 5
--------------------------------------- ------------ -------------- ------------------- -----------------------------------
            NAME OF ISSUER               TITLE OF        CUSIP                 VALUE        SHRS OR      SH/       PUT/
                                           CLASS                             (X$1000)       PRN AMT      PRN       CALL
Central Bancorp Inc/MA                  Common       152418109           $    1,484.13        46,818     SH
Dime Bancorp Inc New                    Common       25429Q110           $       81.95       372,500     SH
Mechanical Technology Inc               Common       583538103           $      424.84       172,000     SH
New York Community Bancorp Inc          Common       649445103           $   15,563.98       942,700     SH
Wachovia Corp                           Common       929903102           $  100,130.85     1,851,532     SH
--------------------------------------- ------------ -------------- ------------------- ------------- ---------- ----------
BankAtlantic Bancorp Inc                Common       065908501           $    2,893.80       195,000     SH
Bankunited Financial Corp               Common       06652B103           $    2,896.35        94,900     SH
Exxon Mobil                             Common       30231G102           $   36,810.00       600,000     SH
Fifth Third Bancorp                     Common       316773100           $    5,450.13       147,500     SH
Mechanical Technology Inc               Common       583538103           $       27.17        11,000     SH
Sovereign Bancorp Inc                   Common       845905108           $    2,132.55       105,000     SH
Wachovia Corp                           Common       929903102           $    5,408.00       100,000     SH
--------------------------------------- ------------ -------------- ------------------- ------------- ---------- ----------
Dime Bancorp Inc New                    Common       25429Q110           $       11.00        50,000     SH
Lev Pharmaceuticals Inc                 Common       52730C101           $        6.14         9,600     SH
Microsoft                               Common       594918104           $      466.00        20,000     SH



               COLUMN 1                      COLUMN 6         COLUMN 7                COLUMN 8
---------------------------------------  ----------------- ---------------- -----------------------------
            NAME OF ISSUER               INVESTMENT            OTHER               VOTING AUTHORITY
                                         DISCRETION           MANAGERS       SOLE     SHARED      NONE
Central Bancorp Inc/MA                   Defined                     1,2,3    X
Dime Bancorp Inc New                     Defined                     1,2,3    X
Mechanical Technology Inc                Defined                     1,2,3    X
New York Community Bancorp Inc           Defined                     1,2,3    X
Wachovia Corp                            Defined                     1,2,3    X
---------------------------------------  ----------------- ---------------- ------- ------------ --------
BankAtlantic Bancorp Inc                 Defined                         1    X
Bankunited Financial Corp                Defined                         1    X
Exxon Mobil                              Defined                         1    X
Fifth Third Bancorp                      Defined                         1    X
Mechanical Technology Inc                Defined                         1    X
Sovereign Bancorp Inc                    Defined                         1    X
Wachovia Corp                            Defined                         1    X
---------------------------------------  ----------------- ---------------- ------- ------------ --------
Dime Bancorp Inc New                     Defined                       1,2    X
Lev Pharmaceuticals Inc                  Defined                       1,2    X
Microsoft                                Defined                       1,2    X




Column 7 Other managers:

1   28-11238   New York Private Bank & Trust Corporation
2   28-11216   Emigrant Bank
3   28-11294   Emigrant Agency, Inc.